Trade Receivables and Other Account Receivables - Schedule of Other Receivables (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Business agreements	[1]	$ 77,190	$ 123,932
Loans or advances to employees		34,894	33,142
Recoverable taxes	[2]	29,294	51,340
Money remittances		8,857	18,892
Long-term receivable		3,405	3,598
Maintenance fees		2,711	2,649
Money transfer services		1,575	653
Sale of fixed assets, intangible assets and other assets		389	141
Other	[3]	44,443	16,835
Total other account receivables		$ 202,758	$ 251,182

[1]	The variation is mainly due to a decrease in the account receivable from Caja de Compensación Familiar Cafam related to family subsidies amounting to $19,887. Additionally, there was a reduction in the account receivable for agreements with companies providing benefits to their members amounting to $9,663.
[2]	The decrease corresponds mainly to compensation of a favorable balance in VAT.
[3]	It mainly corresponds to accounts receivable for embargoes and administration fees for shopping centers.